Submission	Nov. 12, 2025
Submission [Line Items]
Central Index Key	0001695295
Registrant Name	Hydrofarm Holdings Group, Inc.
Form Type	S-3
Submission Type	S-3
Fee Exhibit Type	EX-FILING FEES
Combined Prospectus Table N/A	N/A